May 9, 2005

BY ELECTRONIC TRANSMISSION

Securities and Exchange Commission

450 5th Street, NW

Washington, DC 20549-1004

RE:	TRX, Inc.

Ladies and Gentlemen:

On behalf of TRX, Inc., a Georgia corporation (the “Company”), we attach hereto for filing electronically under the Securities Act of 1933 a Registration Statement on Form S-1, together with each of the exhibits listed in the Index of Exhibits as being furnished at this time.

Funds in the aggregate amount of $9,416, which represent the requisite filing fee, have been transmitted to the Securities and Exchange Commission’s lockbox depository account by wire transfer on April 29, 2005.

Please call the undersigned at (404) 527-4972 with any questions concerning the attached materials.

Very truly yours,

/s/ Conrad D. Brooks
Conrad D. Brooks

cc:	Norwood H. Davis, III

Jeffrey K. Haidet, Esq.

Jinho Joo, Esq.

Jeffrey M. Stein, Esq.